Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | Class M Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.93%	13.57%	10.01%
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | Class M Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.73%	9.96%	6.89%
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | Class M Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.98%	10.34%	7.35%
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.55%	13.28%	9.74%
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | Russell 1000® Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[1]	26.53%	15.52%	11.80%
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | Dow Jones Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		1.53%	10.05%	9.26%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M Shares
Prospectus [Line Items]
Average Annual Return, Percent		17.92%	12.99%	9.05%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.99%	10.37%	7.11%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.30%	10.21%	7.04%
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		17.55%	12.70%	8.78%
BNY Mellon Mid Cap Multi-Strategy Fund | Russell 3000® Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		25.96%	15.16%	11.48%
BNY Mellon Mid Cap Multi-Strategy Fund | Russell Midcap® Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		17.23%	12.68%	9.42%
BNY Mellon Mid Cap Multi-Strategy Fund | Russell Midcap® Value Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[2]	12.71%	11.16%	8.26%
BNY Mellon Mid Cap Multi-Strategy Fund | Russell Midcap® Growth Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[2]	25.87%	13.81%	10.57%
BNY Mellon Small Cap Multi-Strategy Fund | Class M Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.32%	10.38%	7.22%
BNY Mellon Small Cap Multi-Strategy Fund | Class M Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.18%	9.26%	5.79%
BNY Mellon Small Cap Multi-Strategy Fund | Class M Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.62%	8.11%	5.47%
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.02%	10.10%	6.95%
BNY Mellon Small Cap Multi-Strategy Fund | Russell 3000® Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		25.96%	15.16%	11.48%
BNY Mellon Small Cap Multi-Strategy Fund | Russell 2000® Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		16.93%	9.97%	7.16%
BNY Mellon Small Cap Multi-Strategy Fund | Russell 2000® Growth Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[3]	18.66%	9.22%	7.16%
BNY Mellon Small Cap Multi-Strategy Fund | Russell 2000® Value Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[3]	14.65%	10.00%	6.76%
BNY Mellon International Fund | Class M Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.95%	7.15%	3.37%
BNY Mellon International Fund | Class M Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.43%	6.73%	3.04%
BNY Mellon International Fund | Class M Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.27%	5.90%	2.83%
BNY Mellon International Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.61%	6.89%	3.12%
BNY Mellon International Fund | MSCI EAFE® Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		18.24%	8.16%	4.28%
BNY Mellon Emerging Markets Fund | Class M Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.34%	4.48%	2.34%
BNY Mellon Emerging Markets Fund | Class M Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.25%	3.83%	2.06%
BNY Mellon Emerging Markets Fund | Class M Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.17%	3.72%	2.07%
BNY Mellon Emerging Markets Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.04%	4.23%	2.09%
BNY Mellon Emerging Markets Fund | MSCI Emerging Markets Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		9.83%	3.68%	2.66%
BNY Mellon Bond Fund | Class M Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.48%	1.06%	1.64%
BNY Mellon Bond Fund | Class M Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.10%	(0.18%)	0.40%
BNY Mellon Bond Fund | Class M Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.22%	0.35%	0.75%
BNY Mellon Bond Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.23%	0.82%	1.39%
BNY Mellon Bond Fund | Bloomberg U.S. Aggregate Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	1.10%	1.81%
BNY Mellon Intermediate Bond Fund | Class M Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.26%	1.65%	1.51%
BNY Mellon Intermediate Bond Fund | Class M Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.09%	0.70%	0.60%
BNY Mellon Intermediate Bond Fund | Class M Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.09%	0.86%	0.75%
BNY Mellon Intermediate Bond Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.01%	1.40%	1.26%
BNY Mellon Intermediate Bond Fund | Bloomberg U.S. Government/Credit Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[4]	5.72%	1.41%	1.97%
BNY Mellon Intermediate Bond Fund | Bloomberg U.S. Intermediate Government/Credit Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		5.24%	1.59%	1.72%
BNY Mellon Corporate Bond Fund | Class M Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.13%	3.29%	3.24%
BNY Mellon Corporate Bond Fund | Class M Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.38%	1.75%	1.70%
BNY Mellon Corporate Bond Fund | Class M Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.35%	1.89%	1.81%
BNY Mellon Corporate Bond Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.87%	3.04%	2.99%
BNY Mellon Corporate Bond Fund | Bloomberg U.S. Aggregate Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	1.10%	1.81%
BNY Mellon Corporate Bond Fund | Bloomberg U.S. Intermediate Credit Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		6.94%	2.44%	2.46%
BNY Mellon Corporate Bond Fund | Bloomberg U.S. Credit Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[5]	8.18%	2.45%	2.83%
BNY Mellon Short-Term U.S. Government Securities Fund | Class M Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.07%	1.07%	0.73%
BNY Mellon Short-Term U.S. Government Securities Fund | Class M Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.89%	0.21%	0.04%
BNY Mellon Short-Term U.S. Government Securities Fund | Class M Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.39%	0.46%	0.26%
BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.81%	0.81%	0.48%
BNY Mellon Short-Term U.S. Government Securities Fund | Bloomberg U.S. Government/Credit Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[6]	5.72%	1.41%	1.97%
BNY Mellon Short-Term U.S. Government Securities Fund | Bloomberg U.S. Government 1-3 Year Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		4.32%	1.28%	1.05%
BNY Mellon National Intermediate Municipal Bond Fund | Class M Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.68%	2.12%	2.41%
BNY Mellon National Intermediate Municipal Bond Fund | Class M Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.68%	2.07%	2.37%
BNY Mellon National Intermediate Municipal Bond Fund | Class M Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.44%	2.15%	2.42%
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.42%	1.88%	2.16%
BNY Mellon National Intermediate Municipal Bond Fund | S&P Municipal Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[7]	6.03%	2.24%	3.06%
BNY Mellon National Intermediate Municipal Bond Fund | S&P Municipal Bond Investment Grade Intermediate Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		5.19%	2.20%	2.71%
BNY Mellon National Short-Term Municipal Bond Fund | Class M Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.55%	1.14%	0.92%
BNY Mellon National Short-Term Municipal Bond Fund | Class M Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.55%	1.14%	0.91%
BNY Mellon National Short-Term Municipal Bond Fund | Class M Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.82%	1.19%	0.97%
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.30%	0.89%	0.66%
BNY Mellon National Short-Term Municipal Bond Fund | S&P Municipal Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[8]	6.03%	2.24%	3.06%
BNY Mellon National Short-Term Municipal Bond Fund | S&P Municipal Bond Investment Grade Short Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		3.31%	1.37%	1.19%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.38%	1.95%	2.27%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.38%	1.86%	2.17%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.16%	2.00%	2.29%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.12%	1.71%	2.02%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | S&P Municipal Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[9],[10]	6.03%	2.24%	3.06%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | S&P Municipal Bond Investment Grade Intermediate Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[10]	5.19%	2.20%	2.71%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.81%	2.07%	2.25%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.81%	2.06%	2.23%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.42%	2.09%	2.27%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.46%	1.80%	1.99%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | S&P Municipal Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[11],[12]	6.03%	2.24%	3.06%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | S&P Municipal Bond Investment Grade Intermediate Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[12]	5.19%	2.20%	2.71%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M
Prospectus [Line Items]
Average Annual Return, Percent		5.74%	1.87%	2.30%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.74%	1.73%	2.17%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.40%	1.91%	2.29%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.58%	1.64%	2.05%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | S&P Municipal Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[13],[14]	6.03%	2.24%	3.06%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | S&P Municipal Bond Investment Grade Intermediate Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[14]	5.19%	2.20%	2.71%
BNY Mellon Municipal Opportunities Fund | Class M
Prospectus [Line Items]
Average Annual Return, Percent		7.82%	2.53%	3.56%
BNY Mellon Municipal Opportunities Fund | Class M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.82%	2.43%	3.49%
BNY Mellon Municipal Opportunities Fund | Class M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.07%	2.62%	3.50%
BNY Mellon Municipal Opportunities Fund | Investor
Prospectus [Line Items]
Average Annual Return, Percent		7.46%	2.26%	3.30%
BNY Mellon Municipal Opportunities Fund | S&P Municipal Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[15]	6.03%	2.24%	3.06%
BNY Mellon Municipal Opportunities Fund | Bloomberg U.S. Municipal Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[16]	6.40%	2.25%	3.03%
BNY Mellon Asset Allocation Fund | Class M Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.60%	9.11%	6.41%
BNY Mellon Asset Allocation Fund | Class M Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.85%	7.42%	4.84%
BNY Mellon Asset Allocation Fund | Class M Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.85%	6.91%	4.74%
BNY Mellon Asset Allocation Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.36%	8.84%	6.16%
BNY Mellon Asset Allocation Fund | Bloomberg U.S. Aggregate Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[17]	5.53%	1.10%	1.81%
BNY Mellon Asset Allocation Fund | S&P 500 ® Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[17]	26.27%	15.68%	12.02%
BNY Mellon Asset Allocation Fund | Morningstar Moderate Target Risk Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		13.22%	7.38%	5.72%
BNY Mellon Income Stock Fund - Class A, C, I, & Y | Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.15%	11.89%	9.13%
BNY Mellon Income Stock Fund - Class A, C, I, & Y | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.22%	8.41%	6.09%
BNY Mellon Income Stock Fund - Class A, C, I, & Y | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.80%	8.98%	6.62%
BNY Mellon Income Stock Fund - Class A, C, I, & Y | Class C
Prospectus [Line Items]
Average Annual Return, Percent		7.91%	12.38%	9.14%
BNY Mellon Income Stock Fund - Class A, C, I, & Y | Class I
Prospectus [Line Items]
Average Annual Return, Percent		9.75%	13.51%	9.98%
BNY Mellon Income Stock Fund - Class A, C, I, & Y | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		9.79%	13.53%	9.99%
BNY Mellon Income Stock Fund - Class A, C, I, & Y | Dow Jones Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		1.53%	10.05%	9.26%
BNY Mellon Income Stock Fund - Class A, C, I, & Y | Russell 1000 Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[18]	26.53%	15.52%	11.80%

[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.
[2]	Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Russell Midcap® Growth Index and Russell Midcap® Value Index will not be shown in the future.
[3]	Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Russell 2000® Growth Index and Russell 2000® Value Index will not be shown in the future.
[4]	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.
[5]	Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Bloomberg U.S. Credit Index will not be shown in the future.
[6]	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.
[7]	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.
[8]	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.
[9]	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.
[10]	Unlike the fund, the index is not limited to obligations issued by a single state or municipalities in that state.
[11]	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.
[12]	Unlike the fund, the index is not limited to obligations issued by a single state or municipalities in that state.
[13]	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.
[14]	Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.
[15]	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.
[16]	Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Bloomberg U.S. Municipal Bond Index will not be shown in the future.
[17]	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.
[18]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.